Risk Management and Report - Schedule of Interest Rate Cash-Flows of the Banking Book (Details) - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Interest Rate Cash-Flows of the Banking Book [Line Items]
Transactions in the course of collection	$ 372,456	$ 415,505
Financial assets at fair value through other comprehensive income:
Debt financial instruments	2,088,345	3,786,525
Rights by resale agreements and securities lending	10,001	10,488
Debt financial instruments	944,074	1,431,083
Loans and advances to Banks	665,715	2,518,590
Loans to customers, net	38,242,862	36,941,087
Transactions in the course of payment	283,605	356,871
Current accounts and other demand deposits	14,630,797	13,670,793
Saving accounts and time deposits	14,345,223	15,538,196
Obligations by repurchase agreements and securities lending	109,794	157,173
Other liabilities	711,398	696,971
Total liabilities	45,550,646	49,636,096
Total [Member]
Financial assets at fair value through other comprehensive income:
Transactions in the course of payment	297,983	317,056
Derivative Financial Instruments for hedging purposes	2,165,903	2,246,585
Current accounts and other demand deposits	14,287,507	13,352,234
Saving accounts and time deposits	14,304,059	15,532,962
Obligations by repurchase agreements and securities lending	9,984	10,450
Borrowings from financial institutions	1,102,482	5,346,563
Debt financial instruments issued	11,134,144	10,663,009
Financial instruments of regulatory capital issued (subordinated bonds)	284,479	1,377,792
Other liabilities	1,387,499	338,915
Total liabilities	44,974,040	49,185,566
Up to 1 month [Member]
Financial assets at fair value through other comprehensive income:
Transactions in the course of payment	297,983	317,056
Derivative Financial Instruments for hedging purposes	1,588	1,508
Current accounts and other demand deposits	14,287,507	13,352,234
Saving accounts and time deposits	9,437,781	10,432,630
Obligations by repurchase agreements and securities lending	9,984	10,450
Borrowings from financial institutions	21,222	44,475
Debt financial instruments issued	13,893	55,897
Financial instruments of regulatory capital issued (subordinated bonds)	284,479	3,006
Other liabilities	3,140	338,891
Total liabilities	24,357,577	24,556,147
1 to 3 months [Member]
Financial assets at fair value through other comprehensive income:
Transactions in the course of payment
Derivative Financial Instruments for hedging purposes	2,755	1,777
Current accounts and other demand deposits
Saving accounts and time deposits	2,670,440	3,515,344
Obligations by repurchase agreements and securities lending
Borrowings from financial institutions	159,438	65,210
Debt financial instruments issued	158,375	196,986
Financial instruments of regulatory capital issued (subordinated bonds)
Other liabilities
Total liabilities	2,991,008	3,779,317
3 to 12 months [Member]
Financial assets at fair value through other comprehensive income:
Transactions in the course of payment
Derivative Financial Instruments for hedging purposes	303,336	179,604
Current accounts and other demand deposits
Saving accounts and time deposits	2,138,233	1,517,789
Obligations by repurchase agreements and securities lending
Borrowings from financial institutions	921,822	5,079,495
Debt financial instruments issued	1,178,285	1,097,658
Financial instruments of regulatory capital issued (subordinated bonds)		46,575
Other liabilities	48,654	24
Total liabilities	4,590,330	7,921,145
1 to 3 years [Member]
Financial assets at fair value through other comprehensive income:
Transactions in the course of payment
Derivative Financial Instruments for hedging purposes	381,790	319,178
Current accounts and other demand deposits
Saving accounts and time deposits	56,593	66,062
Obligations by repurchase agreements and securities lending
Borrowings from financial institutions		157,383
Debt financial instruments issued	2,983,446	2,537,939
Financial instruments of regulatory capital issued (subordinated bonds)		95,774
Other liabilities	92,974
Total liabilities	3,514,803	3,176,336
3 to 5 years [Member]
Financial assets at fair value through other comprehensive income:
Transactions in the course of payment
Derivative Financial Instruments for hedging purposes	343,096	498,973
Current accounts and other demand deposits
Saving accounts and time deposits	450	595
Obligations by repurchase agreements and securities lending
Borrowings from financial institutions
Debt financial instruments issued	2,328,034	2,351,864
Financial instruments of regulatory capital issued (subordinated bonds)		85,615
Other liabilities	89,437
Total liabilities	2,761,017	2,937,047
Over 5 years [Member]
Financial assets at fair value through other comprehensive income:
Transactions in the course of payment
Derivative Financial Instruments for hedging purposes	1,133,338	1,245,545
Current accounts and other demand deposits
Saving accounts and time deposits	562	542
Obligations by repurchase agreements and securities lending
Borrowings from financial institutions
Debt financial instruments issued	4,472,111	4,422,665
Financial instruments of regulatory capital issued (subordinated bonds)		1,146,822
Other liabilities	1,153,294
Total liabilities	6,759,305	6,815,574
Market risk [Member] | Total [Member]
Schedule of Interest Rate Cash-Flows of the Banking Book [Line Items]
Cash and due from banks	2,677,676	2,441,580
Transactions in the course of collection	382,677	403,734
Financial assets at fair value through other comprehensive income:
Debt financial instruments	2,088,290	3,784,934
Derivative financial instruments for hedging purposes	1,994,846	2,004,002
Rights by resale agreements and securities lending		74,796
Debt financial instruments	1,003,401	1,515,514
Loans and advances to Banks	673,462	2,524,830
Loans to customers, net	46,542,338	44,790,001
Total Assets	55,362,690	57,539,391
Market risk [Member] | Up to 1 month [Member]
Schedule of Interest Rate Cash-Flows of the Banking Book [Line Items]
Cash and due from banks	2,677,676	2,441,580
Transactions in the course of collection	382,677	403,734
Financial assets at fair value through other comprehensive income:
Debt financial instruments	143,990	282,697
Derivative financial instruments for hedging purposes	747	773
Rights by resale agreements and securities lending		74,796
Debt financial instruments
Loans and advances to Banks	398,595	2,216,985
Loans to customers, net	5,417,405	5,464,339
Total Assets	9,021,090	10,884,904
Market risk [Member] | 1 to 3 months [Member]
Schedule of Interest Rate Cash-Flows of the Banking Book [Line Items]
Cash and due from banks
Transactions in the course of collection
Financial assets at fair value through other comprehensive income:
Debt financial instruments	272,612	748,488
Derivative financial instruments for hedging purposes	8,544	5,738
Rights by resale agreements and securities lending
Debt financial instruments	25,951	9,012
Loans and advances to Banks	58,098	74,312
Loans to customers, net	3,126,005	2,859,489
Total Assets	3,491,210	3,697,039
Market risk [Member] | 3 to 12 months [Member]
Schedule of Interest Rate Cash-Flows of the Banking Book [Line Items]
Cash and due from banks
Transactions in the course of collection
Financial assets at fair value through other comprehensive income:
Debt financial instruments	867,605	1,864,717
Derivative financial instruments for hedging purposes	311,890	208,234
Rights by resale agreements and securities lending
Debt financial instruments	11,478	530,044
Loans and advances to Banks	216,769	233,533
Loans to customers, net	8,684,037	8,212,594
Total Assets	10,091,779	11,049,122
Market risk [Member] | 1 to 3 years [Member]
Schedule of Interest Rate Cash-Flows of the Banking Book [Line Items]
Cash and due from banks
Transactions in the course of collection
Financial assets at fair value through other comprehensive income:
Debt financial instruments	490,101	461,590
Derivative financial instruments for hedging purposes	442,555	328,274
Rights by resale agreements and securities lending
Debt financial instruments	500,385	503,956
Loans and advances to Banks
Loans to customers, net	8,875,282	9,064,150
Total Assets	10,308,323	10,357,970
Market risk [Member] | 3 to 5 years [Member]
Schedule of Interest Rate Cash-Flows of the Banking Book [Line Items]
Cash and due from banks
Transactions in the course of collection
Financial assets at fair value through other comprehensive income:
Debt financial instruments	217,174	270,129
Derivative financial instruments for hedging purposes	337,594	531,229
Rights by resale agreements and securities lending
Debt financial instruments	159,001	159,932
Loans and advances to Banks
Loans to customers, net	5,369,386	5,082,957
Total Assets	6,083,155	6,044,247
Market risk [Member] | Over 5 years [Member]
Schedule of Interest Rate Cash-Flows of the Banking Book [Line Items]
Cash and due from banks
Transactions in the course of collection
Financial assets at fair value through other comprehensive income:
Debt financial instruments	96,808	157,313
Derivative financial instruments for hedging purposes	893,516	929,754
Rights by resale agreements and securities lending
Debt financial instruments	306,586	312,570
Loans and advances to Banks
Loans to customers, net	15,070,223	14,106,472
Total Assets	$ 16,367,133	$ 15,506,109